Taxation - Reconciliation of income tax expense at statutory tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Loss before income tax	$ (31,658)	$ (42,198)	$ (15,884)
Computed 25.8% tax on Loss (2021/2020: 25%)	$ (8,168)	$ (10,549)	$ (3,971)
Computed Tax rate on Loss	25.80%	25.00%	25.00%
Non-deductible costs	$ 1,080	$ 982	$ 124
Unrecognized deferred tax for losses and temporary differences	7,192	9,435	3,939
Difference in overseas tax rates	72	46	30
Change in deferred tax asset	72	244	(18)
Previously unrecognized tax losses now recouped to reduce current tax expense			(61)
Total corporate tax	$ 249	$ 157	$ 43
Effective tax rate	(0.80%)	(0.40%)	(0.30%)